FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Fair Value Measurements
The following table present assets and liabilities measured at fair value on a recurring basis as of June 30, 2014:

	June 30, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	110	-	110

Total financial assets	-	110	-	110

Liabilities:
Payment obligation in connection with previous acquisitions:	-	-	5,146	5,146

Total financial liabilities	-	-	5,146	5,146